RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2025
Open World Ltd. [Member]
RECENT ACCOUNTING PRONOUNCEMENTS

4.	RECENT ACCOUNTING PRONOUNCEMENTS

Recently adopted accounting pronouncements

Crypto assets

On December 13, 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-08, Intangibles – Goodwill and Other (Topic 350): Accounting for and Disclosure of Crypto Assets. ASU 2023-08 requires qualifying crypto assets to be measured at fair value with changes recognized in net income and presented separately from other intangible assets in the balance sheet, along with expanded disclosures. The Group early adopted ASU 2023-08 effective January 1, 2024. The adoption did not have a material impact on the Group’s consolidated financial statements other than changes in presentation and disclosure.

Segment reporting

On November 27, 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amends ASC Topic 280, Segment Reporting, to expand segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Group’s chief operating decision maker (“CODM”), the amount and description of other segment items, the title and position of the CODM, and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The amendments also extend disclosure requirements to entities with a single reportable segment. The Group adopted ASU 2023-07 effective December 31, 2024 on a retrospective basis. The Group operates as a single reportable segment. The Chief Executive Officer acting as CODM reviews financial information on a consolidated basis when evaluating performance and allocating resources.

Substantially all of the Group’s operations and long-lived assets are located in the Cayman Islands. Accordingly, no further segment or geographic disclosures are presented.

Accounting pronouncements pending adoption

On November 4, 2024, the FASB issued ASU 2024-03, Expense Disaggregation Disclosures (Subtopic 220). This standard amends ASC Topic 220, Comprehensive Income, to require expanded disclosure of certain natural expense categories (such as employee compensation, depreciation, and amortization) within the notes to the consolidated financial statements. The amendments are effective for fiscal years beginning after December 15, 2026, with early adoption permitted. The Group is currently evaluating the impact of adopting ASU 2024-03 on its consolidated financial statements and related disclosures.